ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Jan. 31, 2021
ACCOUNT PAYABLE AND ACCRUED LIABILITIES [abstract]
Schedule of accounts payable and accrued liabilities
	January 31, 2021	January 31, 2020
Accounts payable	$1,382,519	$1,136,955
Accrued liabilities	1,183,259	1,449,286
Interest payable	115,218	902,033
	$2,680,996	$3,488,274